Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Loss before provision for income taxes	¥ (27,076)	$ (3,781)	¥ (26,516)	¥ (56,362)	$ (7,721)	¥ (22,853)	$ (3,219)	¥ (57,662)	¥ (46,482)
Income tax benefit computed at an applicable tax rate of 25%	6,769	945		14,091		(5,713)	(805)	(14,416)
Prior year provision to return true up								3,800
Change in valuation allowance	(6,984)	(975)		(13,432)		3,100	437	10,611
Income tax rate	¥ (326)	$ (46)				¥ (2,613)	$ (368)	¥ (5)	¥ (2,582)
Previously Reported [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before provision for income taxes				(56,362)	(7,721)
Income tax benefit computed at an applicable tax rate of 25%				(14,091)	(1,930)
Prior year provision to return true up				659	90
Change in valuation allowance				13,432	1,840
Income tax rate